Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income
Net income (loss)	[1]	$ (34,328)	$ 58,667	$ 53,876
Other comprehensive income, net of tax		0	0	0
Comprehensive income (loss)		$ (34,328)	$ 58,667	$ 53,876

[1]	Included in net income is interest paid amounting to $69.3 million, $37.3 million and $25.1 million for the years ended December 31, 2023, 2022 and 2021, respectively.